DIVIDENDS PAID AND PROPOSED - Declared (Details) - $ / shares					12 Months Ended
	Feb. 25, 2019	Aug. 02, 2018	Feb. 22, 2018	Aug. 03, 2017	Dec. 31, 2018
Dividends [line items]
Dividends declared per share (in dollars per share)	$ 0.17	$ 0.12	$ 0.17	$ 0.11
Maximum
Dividends [line items]
Tax rate withholdings on dividend paid to company's ADS depositary					15.00%